Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net
- Goodwill and Intangible Assets, Net
Goodwill
The following table presents the changes in the carrying amount of goodwill, by reportable segment:

	Year Ended December 31,
	Services	Document Technology	Total
Balance at December 31, 2009(1)	$1,295	$2,127	$3,422
Foreign currency translation	(22)	(25)	(47)
Acquisitions:
ACS	5,127	—	5,127
EHRO	77	—	77
TMS	35	—	35
IBS	—	14	14
Other	10	11	21
Balance at December 31, 2010	$6,522	$2,127	$8,649
Foreign currency translation	(28)	(6)	(34)
Acquisitions:
Unamic/HCN	43	—	43
Breakaway	33	—	33
ESM	28	—	28
Concept Group	—	26	26
MBM	—	20	20
Other	21	17	38
Balance at December 31, 2011	$6,619	$2,184	$8,803
Foreign currency translation	41	34	75
Acquisitions:
WDS	69	—	69
R.K. Dixon	—	30	30
Other	51	34	85
Balance at December 31, 2012	$6,780	$2,282	$9,062

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(1)	Includes the reallocation of approximately $300 of goodwill related to our Managed Print Services business from Document Technology to Services to reflect the current composition of our Segments.
Intangible Assets, Net
Net intangible assets were $2.8 billion at December 31, 2012 and approximately $2.4 billion relate to the Services segment and $0.4 billion relate to the Document Technology segment. Intangible assets were comprised of the following:

		December 31, 2012			December 31, 2011
	Weighted Average Amortization	Gross Carrying Amount	Accumulated Amortization	Net Amount	Gross Carrying Amount	Accumulated Amortization	Net Amount
Customer relationships	12 years	$3,562	$1,052	$2,510	$3,522	$751	$2,771
Distribution network	25 years	123	64	59	123	59	64
Trademarks(1)	20 years	257	59	198	238	47	191
Technology, patents and non-compete(1)	4 years	23	7	16	29	13	16
Total Intangible Assets		$3,965	$1,182	$2,783	$3,912	$870	$3,042

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(1)	Includes $10 and $5 of indefinite-lived assets within trademarks and technology, respectively, related to the 2010 acquisition of ACS.

Amortization expense related to intangible assets was $328, $401, and $316 for the years ended December 31, 2012, 2011 and 2010, respectively. Amortization expense for 2011 includes $52 for the accelerated write-off of the ACS trade name as a result of the fourth quarter 2011 decision to discontinue its use and transition our services business to the “Xerox Business Services” trade name.

Excluding the impact of additional acquisitions, amortization expense is expected to approximate $333 in 2013 and 2014, and $328 in years 2015 through 2017.